Discontinued Operations - Summary of Significant Non-Cash Items and Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity-based compensation expense	$ 313	$ 25	$ 28
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Amortization and depreciation	212	253	254
Equity-based compensation expense	200	20	22
Purchases of property and equipment	$ 7	$ 15	$ 27